Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 165,770	$ 291,155	$ 78,816
Other comprehensive income (loss)
Foreign currency translation adjustments	(7,733)	(1,959)	612
Pension benefit liability, net	471	(1,276)	213
Total comprehensive income, net of tax	$ 158,508	$ 287,920	$ 79,641